Consolidated Statement of Changes in Equity (Parenthetical) $ in Millions				12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2020 USD ($) SFr / shares		Dec. 31, 2019 USD ($) SFr / shares		Dec. 31, 2018 USD ($) SFr / shares
Balance before the adoption of IFRS 9 and IFRS 15 and retained earnings restatement			$ 52,554
Effect of adoption of IFRS 9			(591)
Effect of adoption of IFRS 15			(25)
Effect of retained earnings restatement	[1]		(32)
Effect of adoption of IFRIC 23		$ (11)
Retained earnings		30,416		$ 38,776		$ 34,122		$ 30,416
Compensation-related liabilities		7,321		7,468	[2],[3]	6,855	[2],[3]	7,321
Deferred tax assets		10,116		$ 9,212	[4]	$ 9,548	[4],[5]	$ 10,116
Ordinary cash dividends paid, ordinary shares per share | SFr / shares				$ 0.73		$ 0.7		$ 0.65
Maximum percentage of dividends that may be paid from capital contribution reserves				50.00%
Effect
Retained earnings		(32)				$ (32)		$ (32)
Compensation-related liabilities		43				43		43
Deferred tax assets		11				11		11
Increase (decrease) due to modification of deferred compensation awards
Compensation-related liabilities				$ 170
Increase (decrease) due to modification of deferred compensation awards, as of third quarter 2020
Compensation-related liabilities				212
Share capital
Balance before the adoption of IFRS 9 and IFRS 15 and retained earnings restatement			338
Share premium
Balance before the adoption of IFRS 9 and IFRS 15 and retained earnings restatement			23,598
Treasury shares
Balance before the adoption of IFRS 9 and IFRS 15 and retained earnings restatement			(2,210)
Retained earnings
Balance before the adoption of IFRS 9 and IFRS 15 and retained earnings restatement			25,932
Effect of adoption of IFRS 9			(518)
Effect of adoption of IFRS 15			(25)
Effect of retained earnings restatement	[1]		(32)
Effect of adoption of IFRIC 23		(11)
Other comprehensive income recognized directly in equity, net of tax
Balance before the adoption of IFRS 9 and IFRS 15 and retained earnings restatement	[6]		4,838
Effect of adoption of IFRS 9	[6]		(74)
of which: foreign currency translation
Balance before the adoption of IFRS 9 and IFRS 15 and retained earnings restatement			4,466
of which: financial assets at fair value through other comprehensive income
Balance before the adoption of IFRS 9 and IFRS 15 and retained earnings restatement			13
Effect of adoption of IFRS 9			(74)
of which: cash flow hedges
Balance before the adoption of IFRS 9 and IFRS 15 and retained earnings restatement			360
Total equity attributable to shareholders
Balance before the adoption of IFRS 9 and IFRS 15 and retained earnings restatement			52,495
Effect of adoption of IFRS 9			(591)
Effect of adoption of IFRS 15			(25)
Effect of retained earnings restatement	[1]		(32)
Effect of adoption of IFRIC 23		(11)
Non-controlling interests
Balance before the adoption of IFRS 9 and IFRS 15 and retained earnings restatement			59
UBS AG
Balance before the adoption of IFRS 9 and IFRS 15 and retained earnings restatement			52,046
Effect of adoption of IFRS 9			(591)
Effect of adoption of IFRS 15			(25)
Effect of retained earnings restatement	[1]		(32)
Effect of adoption of IFRIC 23		(11)
Retained earnings		23,285		25,251		23,419		23,285
Compensation-related liabilities		4,688		4,776	[2]	4,339	[2]	4,688
Deferred tax assets		10,077		9,174	[4]	9,524	[4],[7]	10,077
UBS AG | Effect
Retained earnings		(32)				(32)		(32)
Compensation-related liabilities		43				43		43
Deferred tax assets		11				$ 11		$ 11
UBS AG | Increase (decrease) due to modification of deferred compensation awards
Compensation-related liabilities				270
UBS AG | Increase (decrease) due to modification of deferred compensation awards, as of third quarter 2020
Compensation-related liabilities				$ 342
UBS AG | Share capital
Balance before the adoption of IFRS 9 and IFRS 15 and retained earnings restatement			338
UBS AG | Share premium
Balance before the adoption of IFRS 9 and IFRS 15 and retained earnings restatement			24,633
UBS AG | Retained earnings
Balance before the adoption of IFRS 9 and IFRS 15 and retained earnings restatement			22,189
Effect of adoption of IFRS 9			(518)
Effect of adoption of IFRS 15			(25)
Effect of retained earnings restatement	[1]		(32)
Effect of adoption of IFRIC 23		(11)
UBS AG | Other comprehensive income recognized directly in equity, net of tax
Balance before the adoption of IFRS 9 and IFRS 15 and retained earnings restatement	[6]		4,828
Effect of adoption of IFRS 9	[6]		(74)
UBS AG | of which: foreign currency translation
Balance before the adoption of IFRS 9 and IFRS 15 and retained earnings restatement			4,455
UBS AG | of which: financial assets at fair value through other comprehensive income
Balance before the adoption of IFRS 9 and IFRS 15 and retained earnings restatement			13
Effect of adoption of IFRS 9			(74)
UBS AG | of which: cash flow hedges
Balance before the adoption of IFRS 9 and IFRS 15 and retained earnings restatement			360
UBS AG | Total equity attributable to shareholders
Balance before the adoption of IFRS 9 and IFRS 15 and retained earnings restatement			51,987
Effect of adoption of IFRS 9			(591)
Effect of adoption of IFRS 15			(25)
Effect of retained earnings restatement	[1]		(32)
Effect of adoption of IFRIC 23		$ (11)
UBS AG | Non-controlling interests
Balance before the adoption of IFRS 9 and IFRS 15 and retained earnings restatement			$ 59

[1]
Opening retained earnings as of 1 January 2018 have been restated to reflect a reduction of USD 32 million in connection with the retrospective recognition of a USD 43 million increase in compensation-related liabilities and an USD 11 million increase in deferred tax assets. Refer to Note 1b for more information.

[2]	Comparative-period information has been restated. Refer to Note 1b for more information.
[3]	In 2020, UBS modified the conditions for continued vesting of certain outstanding deferred compensation awards for qualifying employees. Refer to Note 1b for more information
[4]	Less deferred tax liabilities as applicable.
[5]	Comparative-period information has been restated. Refer to Note 1b for more information
[6]	Excludes other comprehensive income related to defined benefit plans and own credit, which is recorded directly in Retained earnings
[7]	Comparative-period information has been restated. Refer to Note 1b for more information.